UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:__9/30/02_____

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):  [   ] is a restatement
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               Jackson National Asset Management LLC

Address:                            225 West Wacker Drive
                                    Suite 1200
                                    Chicago, Illinois 60606

Form 13F File Number:      28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew B. Hopping

Title: President

Phone: 517-381-5500

Signature, Place, and Date of Signing:

/s/ Andrew B. Hopping          Lansing, Michigan                   10/1/2002
[Signature]                    [City, State]                       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-1983                             AIM Capital Management Corporation
28-2321                             Alliance Capital Management L.P.
28-1666                             Eagle Asset Management
28-6487                             First Trust Advisors, LP
28-869                              Fred Alger Management, Inc.
28-694                              J.P. Morgan Investment Management Inc.
28-1343                             Janus Capital Corporation
28-61                               Lazard Asset Management
28-1435                             Mellon Capital Management Corporation
28-203                              Oppenheimer Funds
28-4976                             Pacific Investment Management Company
28-3582                             PPM America, Inc.
28-90                               Putnam Investment Management, Inc.
28-2568                             Salomon Brothers Asset Management Inc.
28-115                              T. Rowe Price Associates, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.